Goodwill and Other Intangible Assets - Schedule of Movements in Other Intangible Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	€ 13,080	€ 10,879
Other intangible assets, Ending balance	21,889	13,080	€ 10,879
Gross value [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	58,685	58,082	57,087
Changes in scope of consolidation	10,523	4,547	465
Acquisitions and other increases	634	699	417
Disposals and other decreases	(1,039)	(551)	(1,065)
Currency translation differences	1,985	(4,065)	1,196
Transfers	(7)	(27)	(18)
Other intangible assets, Ending balance	70,781	58,685	58,082
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	(45,605)	(47,203)	(45,061)
Amortization expense	(2,303)	(1,998)	(1,816)
Impairment losses, net of reversals	(730)	(313)	(197)
Disposals and other decreases	944	546	854
Currency translation differences	(1,206)	3,315	(984)
Transfers	8	48	1
Other intangible assets, Ending balance	(48,892)	(45,605)	(47,203)
Acquired R and D [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	1,475	1,359
Other intangible assets, Ending balance	4,744	1,475	1,359
Acquired R and D [member] | Gross value [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	3,679	3,649	3,854
Changes in scope of consolidation	3,632
Acquisitions and other increases	367	317	142
Disposals and other decreases	(44)	(39)	(305)
Currency translation differences	218	(200)	55
Transfers	(430)	(48)	(97)
Other intangible assets, Ending balance	7,422	3,679	3,649
Acquired R and D [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	(2,204)	(2,290)	(2,301)
Impairment losses, net of reversals	(456)	(95)	(60)
Disposals and other decreases	36	39	108
Currency translation differences	(54)	142	(41)
Transfers			4
Other intangible assets, Ending balance	(2,678)	(2,204)	(2,290)
Marketed products, trademarks and other rights [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	11,162	9,110
Other intangible assets, Ending balance	16,572	11,162	9,110
Marketed products, trademarks and other rights [member] | Gross value [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	53,638	53,107	52,002
Changes in scope of consolidation	6,889	4,546	465
Acquisitions and other increases	16	212	127
Disposals and other decreases	(920)	(450)	(687)
Currency translation differences	1,757	(3,814)	1,124
Transfers	420	37	76
Other intangible assets, Ending balance	61,800	53,638	53,107
Marketed products, trademarks and other rights [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	(42,476)	(43,997)	(41,888)
Amortization expense	(2,188)	(1,886)	(1,712)
Impairment losses, net of reversals	(264)	(215)	(137)
Disposals and other decreases	840	443	673
Currency translation differences	(1,146)	3,138	(931)
Transfers	6	41	(2)
Other intangible assets, Ending balance	(45,228)	(42,476)	(43,997)
Software [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	443	410
Other intangible assets, Ending balance	573	443	410
Software [member] | Gross value [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	1,368	1,326	1,231
Changes in scope of consolidation	2	1
Acquisitions and other increases	251	170	148
Disposals and other decreases	(75)	(62)	(73)
Currency translation differences	10	(51)	17
Transfers	3	(16)	3
Other intangible assets, Ending balance	1,559	1,368	1,326
Software [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	(925)	(916)	(872)
Amortization expense	(115)	(112)	(104)
Impairment losses, net of reversals	(10)	(3)
Disposals and other decreases	68	64	73
Currency translation differences	(6)	35	(12)
Transfers	2	7	(1)
Other intangible assets, Ending balance	€ (986)	€ (925)	€ (916)